ACCOUNTS RECEIVABLE, NET (Tables)	12 Months Ended
Dec. 31, 2021
Receivables [Abstract]
Schedule of accounts receivable, net
Accounts receivable, net consists of the following as of December 31:

(in thousands)	2021	2020

Billed	$17,907	$19,703
Unbilled	5,398	8,291
	23,305	27,994
Less: Allowance for credit losses	(5,297)	(5,581)

Total	$18,008	$22,413
Changes in allowance for expected credit losses consist of the following:

		Additions
(in thousands)	Balance at Beginning of Period	Charged to Expenses	Deductions Note (1)	Balance at End of Period

Allowance for expected credit losses:

Year ended December 31, 2021	$5,581	$1,354	$1,638	$5,297
Year ended December 31, 2020	4,472	2,229	1,120	5,581

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(1)    Amounts written off as uncollectible or transferred to other accounts or utilized.